Business Combination, Significant Transaction and Sale of Business	12 Months Ended
Dec. 31, 2019
Business Combination, Significant Transaction and Sale of Business [Abstract]
BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS
NOTE 4:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

i.	Formula

Acquisition of Michpal Micro Computers (1983) Ltd.(3.845)

On January 3, 2017, the Company directly acquired all of the share capital of Michpal, an Israeli-based company that develops, sells and supports a proprietary on-premise payroll software solution for processing traditional payroll stubs to Israeli enterprise and payroll service providers, for a total cash consideration of NIS 85,000 (approximately $22,106), or NIS 74,032 (approximately $19,254) net of acquired cash. Acquisition related costs were immaterial. Unaudited pro forma condensed profit or loss for the years ended December 31, 2016 and 2017 were not presented, since the acquisition is immaterial. The results of Michpal's operations have been included in the consolidated financial statements since January 2017.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(2,713)
Intangible assets	11,329
Deferred tax liability	(2,606)
Goodwill	13,244
Total assets acquired net of acquired cash	$19,254

ii.	Sapiens

a.	Acquisition of Cálculo S.A.U.

On September 27, 2019 (the "Acquisition Date"), Sapiens completed the acquisition of all of the share capital of Cálculo S.A.U ("Cálculo"), a Spanish-based company engaged in insurance consulting and managed services, and develops, sells and supports a proprietary core solution to the insurance Spanish market, for a total cash consideration of $5,760 (of which $5,608 were paid in September 2019, and $152 in the first quarter of 2020). The net impact on cash flow from investing activities was $1,554, net of $4,054 of cash acquired. In addition, the sellers and senior executives are entitled to performance-based payments relating to achievements of various targets over three years (2019-2021) of up to $1,700. Some of these payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs were immaterial. Unaudited pro forma condensed profit or loss for the years ended December 31, 2018 and 2019 were not presented, since the acquisition is immaterial. The results of Cálculo's operations have been included in the consolidated financial statements since September 2019.

The following table summarizes the estimated provisional (1) fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$47
Intangible assets	1,037
Goodwill	622
Total assets acquired, net of acquired cash	$1,706

(1)	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2019 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

b.	Acquisition of Adaptik Corporation

On March 7, 2018, Sapiens completed the acquisition of all of the share capital of Adaptik Corporation ("Adaptik"), a New-Jersey company engaged in the development of software solutions for P&C insurers, (including policy administration, rating, billing, customer and task management and product design), for total cash consideration of $18,179 (of which $17,979 was paid in March 2018 and $200 will be paid in March 2022). In addition, the seller may be entitled to performance-based payments relating to achievement of revenue targets over three years (2018-2020) of up to $3,700, of which $1,300 was paid during 2019. Such payment entitlements are subject to continued employment and therefore were not included in the purchase price. Acquisition-related costs were approximately $300. Unaudited pro forma condensed profit or loss for the years ended December 31, 2017 and 2018 were not presented, since the acquisition is immaterial. The result of Adaptik's operations have been included in the consolidated financial statements since March 2018.

The following table summarizes the estimated fair values of the acquired assets and liabilities as of the acquisition date:

Net liabilities excluding cash acquired	$(2,817)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468
Total assets acquired, net of acquired cash	$18,059

c.	Acquisition of KnowledgePrice.com

On December 27, 2017, Sapiens signed a definitive agreement for the acquisition of all of the share capital of KnowledgePrice.com's ("KnowledgePrice"), a Latvian company, which specializes in digital insurance services and consulting. The fair value of the total consideration amounted to $6,029, including cash consideration of $4,068 (out of this amount $3,758 was paid in December 2017 and $310 was paid in January 2018), and a contingent obligation valued at $1,652 at the acquisition date, of which Sapiens paid $62 during 2019. In addition, the seller may be entitled to performance based payment relating to achievement of revenue and profitability targets over three years (2018-2020) and a retention payment of up to $1,116 that is subject to continued employment and therefore not part of the purchase price, of which Sapiens paid $590 during 2019. Acquisition related costs were immaterial. Unaudited proforma condensed profit or loss for the years ended December 31, 2016 and 2017 were not presented, since the acquisition is immaterial.

The following table summarizes the estimated fair values of the acquired assets and liabilities as of the acquisition date:

Net assets excluding cash acquired	505
Intangible assets	2,417
Deferred taxes	(363)
Goodwill	3,195
Total assets acquired, net of acquired cash	$5,754

d.	Acquisition of StoneRiver, Inc.

On February 28, 2017, Sapiens completed the acquisition of all of the share capital of StoneRiver, Inc. ("StoneRiver"), a provider of technology solutions and services to the insurance industry for cash consideration of $101,351. Sapiens-related acquisition costs of $1,348 are presented in general and administrative expenses. The acquisition of StoneRiver and Adaptik expanded Sapiens' presence and scale in the North American insurance market and allows Sapiens to offer its customers and partners a more extensive product portfolio in the industry. The results of StoneRiver's operations have been included in the consolidated financial statements since February 28, 2017.

The following table summarizes the estimated fair values of the assets acquired and liabilities:

Current assets	$16,785
Property and equipment	1,088
Intangible assets	38,145
Goodwill	77,014
Other long-term assets	78

Total assets acquired	$133,110

Current liabilities	$10,595
Deferred revenues	5,742
Deferred tax liabilities	15,071
Other long-term liabilities	351

Total liabilities acquired	$31,759
Total purchase price	$101,351

The following table sets forth the components of intangible assets associated with the acquisition:

Fair value
Developed technology	$34,039
Customer relationships	3,333
Backlog	773
Total intangible assets	$38,145

Revenues of StoneRiver for the period since the acquisition date through December 31, 2017, which are included in the consolidated financial statements, amounted to $67,805.

iii.	Magic Software

a.	Acquisition of NetEffects

On July 1, 2019, Magic Software acquired a all of the share capital of NetEffects Inc ("NetEffects"), a U.S based services company, engaged in IT staffing and recruiting services, for a total consideration of $12,500, of which $9,400 was paid upon closing and the remaining $3,100 will be paid in three installments following the first, second and third year anniversary of the acquisition. Acquisition related costs were immaterial. Acquisition related costs were immaterial. Unaudited proforma condensed profit or loss for the years ended December 31, 2018 and 2019 was not presented, since the acquisition is immaterial. The results of operations were included in the consolidated financial statements of the Group commencing July 1, 2019

The following table summarizes the estimated provisional (1) fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$91
Intangible assets	8,716
Goodwill	3,526
Total assets acquired net of acquired cash	$12,333

(1)	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. Magic Software's management believe the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period

b.	Acquisition of PowWow Inc.

On April 1, 2019 Magic Software acquired all of the share capital of PowWow Inc. ("PowWow"), creator of SmartUX™, a leading Low-Code development platform for ,mobilizing and modernizing enterprise applications, for a total consideration of $8,443 (net of acquired cash). Total consideration includes an estimated deferred consideration of $2,040 contingent upon PowWow meeting various revenue targets over three years (2020-2022). Acquisition related costs amounted to $980. Unaudited pro forma condensed profit or loss for the year ended December 31, 2018 was not presented, since the acquisition is immaterial. The results of operations were included in the consolidated financial statements of the Group commencing April 1, 2019.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$(758)
Intangible assets	2,855
Deferred taxes	(473)
Goodwill	6,819
Total assets acquired net of acquired cash	$8,443

c.	Acquisition of OnTarget Group Inc.

On February 28, 2019, Magic Software acquired all of the share capital of OnTarget Group Inc. ("OnTarget"), a U.S.-based services company, specializes in outsourcing of software development services, for a total consideration of $12,456. Total consideration consists of $6,000 which was paid upon closing and the remaining amount constitutes a deferred payment contingent upon OnTarget meeting future operating results over four years (2019-2022). Unaudited pro forma condensed profit or loss for the year ended December 31, 2018 was not presented, since the acquisition is immaterial. Acquisition related costs were immaterial. OnTarget results of operations were included in the consolidated financial statements of the Company commencing March 1, 2019.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$444
Intangible assets	4,908
Deferred taxes	(1,276)
Goodwill	8,380
Total assets acquired net of acquired cash	$12,456

d.	On October 1, 2019 Magic Software acquired 30% of the share capital of Infinigy Solutions LLC ("Infinigy"), increasing its share capital interest from 70% to 100%, for a total cash consideration of $4,393, which was paid upon closing. Infinigy is U.S.-based services company focused on expanding the development and implementation of technical solutions which deliver design-driven turnkey solutions, combining Architecture and Engineering, or A&E design project management and general contracting competencies, across the wireless communications industry.

iv.	Matrix

a.	Acquisition of Techtop Ltd.

On April 7, 2019, Matrix purchased the net assets of Techtop Ltd.'s ("TechTop"), (meeting the definition of a business) for a cash consideration of NIS 17,087 (approximately $4,764). TechTop is a leasing Israeli supplier of professional sound and systems. As part of the purchase price allocation, the excess of the purchase price paid over the value of net assets acquired in the amount of NIS 8,602 (approximately $2,398) was allocated to goodwill. Unaudited pro forma condensed profit or loss for the year ended December 31, 2018 was not presented, since the acquisition is immaterial. Acquisition related costs were immaterial. Techtop results of operations were included in the consolidated financial statements of the Company commencing April 1, 2019.

b.	Acquisition of Medatech Information Technologies Ltd.

On February 20, 2019, Matrix acquired all the share capital of Medatech Information Technologies Ltd., ("Medatech Technologies") an Israeli-based company and a leading system integrator with many years of experience in distributing and implementing Priority ERP software, for NIS 85,000 (approximately $23,500) or NIS 77,753 (approximately $21,496) net of acquired cash. On April 7, 2019, Matrix acquired additional 25% of the issued and outstanding share capital of Medatech Systems Inc., ("Medatech Systems") a subsidiary of Medatech Technologies, for NIS 5,175 (approximately $1,443) or NIS 2,007 (approximately $560) net of acquired cash. Resulting from the acquisition, Medatech Technologies interest in the issued and outstanding share capital of Medatech Systems amounted increased to 75%. Matrix and the seller both hold mutual options to purchase and sell (respectively) 5% of the remaining share capital of Medatech Systems at the end of the second year anniversary following the acquisition. Unaudited pro forma condensed profit or loss for the year ended December 31, 2018 was not presented, since the acquisition is immaterial. Acquisition related costs were immaterial. Medatech results of operations were included in the consolidated financial statements of the Company commencing March 1, 2019

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$2,340
Intangible assets	7,553
Deferred taxes	(2,276)
Credit from banks and others	(5,550)
Non-controlling interests	(434)
Goodwill	20,423
Total assets acquired net of acquired cash	$22,056

c.	Acquisition of Dana Engineering Ltd.

On February 6, 2019, Matrix acquired 80% of the issued and outstanding share capital of Dana Engineering Ltd., ("Dana Engineering") an Israeli-based company providing project management services in the field of national infrastructure in Israel, for total cash consideration of NIS 52,000 (approximately $14,370). Matrix and the seller hold mutual options to purchase and sell (respectively) the remaining 20% interest in Dana Engineering which may be exercised following the second-year anniversary of the acquisition. Unaudited pro forma condensed profit or loss for the year ended December 31, 2018 was not presented, since the acquisition is immaterial. Acquisition related costs were immaterial. Dana Engineering results of operations were included in the consolidated financial statements of the Company commencing February 1, 2019.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$(9,270)
Intangible assets	5,311
Deferred taxes	(1,138)
Non-controlling interests	(5,235)
Goodwill	9,746
Total assets acquired net of acquired cash	$(586)

d.	Acquisition of Noah Technologies Ltd.

On November 13, 2018, Matrix acquired all the share capital of Noah Technologies Ltd, an Israeli based company providing engineering solutions, computerized catalogs and IT professional services, for approximately NIS 6,090 (approximately $1,651) in cash or NIS 4,251 (approximately $1,152) net of acquired cash. In accordance with the purchase agreement the seller may also be entitled to receive performance-based payments capped at NIS 4,000 (approximately $1,084), estimated on the date of the acquisition at NIS 3,089 (approximately $837), relating to achievement of certain profitability targets for the years 2019-2021. Unaudited pro forma condensed profit or loss for the years ended December 31, 2017 and 2018 were not presented, since the acquisition is immaterial. Acquisition related costs were immaterial. Noah Technologies results of operations were included in the consolidated financial statements of the Company commencing December 1, 2018.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(475)
Intangible assets	781
Deferred taxes	(171)
Goodwill	1,854
Total assets acquired net of acquired cash	$1,989

e.	Acquisition of Integrity Software 2011 Ltd.

On July 30, 2018, Matrix acquired 65% of the share capital of Integrity Software 2011 Ltd., an Israeli-based company providing software solutions to the enterprise sector in Israel in the fields of software security, IT infrastructure and virtualization, for approximately NIS 9,000 (approximately $2,454) in cash or NIS 4,881 (approximately $1,331) net of acquired cash. In accordance with the purchase agreement the seller may also be entitled to receive performance-based payments capped at NIS 4,000 (approximately $1,091), estimated on the date of the acquisition at NIS 823 (approximately $224), contingent upon the seller meeting certain profitability targets during the years 2019-2021. Matrix and the seller both hold mutual options to purchase and sell (respectively) 10% of the remaining share capital of Integrity. Unaudited pro forma condensed profit or loss for the years ended December 31, 2017 and 2018 were not presented, since the acquisition is immaterial. Acquisition related costs were immaterial. Integrity Software results of operations were included in the consolidated financial statements of the Company commencing August 1, 2018.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(1,130)
Intangible assets	1,316
Deferred taxes	(303)
Non-controlling interests	(318)
Goodwill	1,990
Total assets acquired net of acquired cash	$1,555

f.	Acquisition of Cambium (2014) Ltd.

On July 25, 2018, Matrix acquired 55% of the share capital of Cambium (2014) Ltd. for NIS 3,126 in cash (approximately $860) or NIS 2,729 net of acquired cash (approximately $750 net of acquired cash). Matrix and the seller hold mutual options to purchase and sell (respectively) 15% of the remaining share capital of Cambium. Due to the put option, the Group recorded a financial liability in an amount of NIS 870 (approximately $239) as of the acquisition date. Unaudited pro forma condensed profit or loss for the years ended December 31, 2017 and 2018 were not presented, since the acquisition is immaterial. Acquisition related costs were immaterial. Cambium results of operations were included in the consolidated financial statements of the Company commencing August 1, 2018.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(8)
Intangible assets	365
Deferred taxes	(84)
Non-controlling interests	(238)
Goodwill	715
Total assets acquired net of acquired cash	$750

g.	Acquisition of Pleasant Valley Business Solutions, LLC.

On March 13, 2018 Matrix acquired all of the share capital of Pleasant Valley Business Solutions, or PVBS, a U.S company, for cash consideration of approximately $7,590 (or $5,490 net of acquired cash). In accordance with the purchase agreement the seller may also be entitled to receive performance-based payments, estimated on the date of the transaction at $2,819, contingent upon the seller meeting certain profitability targets measured over three years (2018-2020) and up to a total additional consideration of $6,500. PVBS is engaged in the implementation and assimilation of ERP systems for U.S government suppliers. Unaudited pro forma condensed profit or loss for the year ended December 31, 2017 was not presented, since the acquisition is immaterial. Acquisition related costs were immaterial. PVBS results of operations were included in the consolidated financial statements of the Company commencing April 1, 2018.

The following table summarizes the estimated fair values of the assets acquired and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(793)
Intangible assets	1,809
Deferred taxes	(499)
Goodwill	7,792
Total assets acquired net of acquired cash	$8,309

h.	Acquisition of Alius Group Inc

On January 18, 2018, Matrix acquired 50.1% of the share capital of Alius consulting group, a U.S.-based company headquartered in New York, for a total cash consideration of approximately $6,241. Total consideration consists of $3,241 paid in cash at closing ($2,960 net of acquired cash) with the remaining $3,000 to be paid at the end of the second year anniversary following the acquisition. Under the terms of the acquisition, Matrix and the seller held mutual options to purchase and sell (respectively) the remaining shares within two years following the closing date.

On November 25, 2018, Matrix acquired the remaining 49.9% of the share capital of Alius for additional and final consideration of $13,802. Alius is a global consulting financial firm that provides advisory services in the area of regulatory, risk and compliance in the U.S financial markets. Unaudited pro forma condensed profit or loss for the year ended December 31, 2017 was not presented, since the acquisition is immaterial. Acquisition related costs were immaterial.

Alius Group results of operations were included in the consolidated financial statements of the Company commencing February 1, 2018.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(4)
Intangible assets	2,986
Deferred taxes	(806)
Goodwill	14,190
Total assets acquired net of acquired cash	$16,366

v.	Michpal

a.	Acquisition of Unique Software Industries Ltd.

In November, 2019, Michpal acquired all of the share capital of Unique Software Industries Ltd. ("Unique"), an Israeli-based company and a provider of integrated solutions in the field of payroll, including pay-stubs, pension services management, education funds management, and software solutions for managing employee attendance, for a total cash consideration of NIS 48,650 (approximately $14,049) or NIS 44,945 (approximately $12,979) net of acquired cash. In accordance with the purchase agreement the seller may also be entitled to receive a performance-based payment capped at NIS 12,218 (approximately $3,528), estimated on the date of the acquisition at NIS 9,736 (approximately $2,811), subject to certain milestones to be met by Unique over the following 4 years from the acquisition date. Unaudited pro forma condensed profit or loss for the years ended December 31, 2018 and 2019 were not presented, since the acquisition is immaterial. Acquisition related costs were immaterial. Unique results of operations were included in the consolidated financial statements of the Company commencing November 1, 2019.

The following table summarizes the preliminary(1) estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(244)
Intangible assets	8,425
Deferred tax liability	(1,938)
Goodwill	9,547
Total assets acquired net of acquired cash	$15,790

(1)	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2019 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

b.	Acquisition of Effective Solutions Ltd.

In November 2018, Michpal acquired 80% of the issued and outstanding share capital of Effective Solutions Ltd., an Israeli based service provider engaged in consulting services in the fields of operational cost savings and procurement, as well as salary control and monitoring, for a total cash consideration of NIS 24,000 (approximately $6,516). In addition, Michpal and the seller hold mutual call and put options, respectively, for the remaining 20% interest in Effective Solutions. Due to the put option, a financial liability was recorded in an amount of NIS 3,028 (approximately $808) as of the acquisition date. Unaudited pro forma condensed profit or loss for the years ended December 31, 2017 and 2018 were not presented, since the acquisition is immaterial. Acquisition related costs were immaterial. Effective Solutions results of operations were included in the consolidated financial statements of the Company commencing November 1, 2018.

The following table summarizes the fair values of the assets acquired and liabilities at the date of acquisition:

Net assets	$692
Non-controlling interests	(320)
Intangible assets	739
Deferred tax liability	(170)
Goodwill	5,232
Total assets acquired net of acquired cash	$6,173